Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs	€ 58,818
Impairment of intangible and tangible assets	48,768	€ 123,579	€ 37,554
Impairment resulting from the measurement of assets held for sale	74,616
Loss from divestitures	93,859
Other	44,704	24,367
Expenses from strategic transactions and programs	320,765	147,946	37,554
Legacy Portfolio Optimization
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs	58,818
Impairment of intangible and tangible assets	34,894
Impairment resulting from the measurement of assets held for sale	62,724
Loss from divestitures	93,859
Other	14,744
FME25 Program
Strategic transactions and programs
Impairment of intangible and tangible assets	13,874	27,183	€ 37,554
Impairment resulting from the measurement of assets held for sale	11,892
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 29,960
InterWell Health
Strategic transactions and programs
Impairment of intangible and tangible assets		67,447
Other		24,367
Other
Strategic transactions and programs
Impairment of intangible and tangible assets		€ 28,949